Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share (Textual)
Basic weighted average number of common shares outstanding	1,371,643,240	1,251,608,224	1,230,434,041